SHARE-BASED PAYMENT - Summary of Restricted shares granted to employees and directors (Details) - Restricted Shares - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Number of options
Outstanding, Beginning balance	38,644,400	40,318,000
Granted	0	38,644,400
Forfeited	0
Exercised	38,644,400	(40,318,000)
Outstanding, Ending balance		38,644,400
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0.03	$ 0.03
Granted	0	0.03
Forfeited	0
Exercised	$ 0.03	0.03
Outstanding, Ending balance		$ 0.03
Aggregated intrinsic value
Outstanding, Beginning Balance	$ 974	$ 2,032
Granted	0	1,070
Exercised	$ 1,070	1,201
Outstanding, Ending Balance		$ 974